Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp
Basis of Presentation and Summary of Significant Accounting Policies
Summary of Basic and Diluted Net Income (Loss)

	For the Three Months Ended			For the Three Months Ended
	September 30, 2022			September 30, 2021
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net income per common stock:
Numerator:
Allocation of net income	$874,750	$6,246	$17,239	$1,037,430	$7,408	$20,445
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	42,014,000	300,000	828,000
Basic and diluted net income per share of common stock	$0.02	$0.02	$0.02	$0.02	$0.02	$0.02

	For the Nine Months Ended			For the Nine Months Ended
	September 30, 2022			September 30, 2021
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net (loss) income per common stock:
Numerator:
Allocation of net (loss) income	$(9,525,322)	$(68,016)	$(187,722)	$1,240,804	$8,860	$24,453
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	42,014,000	300,000	828,000
Basic and diluted net (loss) income per share of common stock	$(0.23)	$(0.23)	$(0.23)	$0.03	$0.03	$0.03

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of common stock for each class of common stock:

				For the Period from June 22, 2020
	For the Year Ended December 31, 2021			(Inception) through December 31, 2020
	Class A	Class B	Class F	Class A	Class B	Class F
Basic net income per common stock:
Numerator:
Allocation of net income	$1,433,835	$10,238	$28,258	$2,204,221	$28,931	$75,098
Denominator:
Weighted average common stock outstanding, basic and diluted	42,014,000	300,000	828,000	22,857,358	300,000	778,756
Basic and diluted net income per share of common stock	$0.03	$0.03	$0.03	$0.10	$0.10	$0.10